Directors', supervisors' and senior management's emoluments (Detail)		12 Months Ended
		Dec. 31, 2017 CNY (¥) employees shares		Dec. 31, 2016 CNY (¥) employees shares	Dec. 31, 2015 CNY (¥)
Pre-tax benefits and social insurance of directors and supervisors [line items]
Pension		¥ 1,511,000		¥ 1,521,000	¥ 1,470,000
Total		¥ 9,187,000		¥ 9,746,000	10,534,000
Option granted to the directors and supervisors | shares		0		0
Emolument as an inducement to join or upon joining the Company or as compensation for loss of office		¥ 0		¥ 0
Number of directors and supervisors waived or agreed to waive emoluments | employees		0		0
Directors and supervisors [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		¥ 490,000		¥ 610,000	662,000
Basic salaries		272,000		629,000	930,000
Performance salaries		930,000		1,023,000	1,805,000
Pension		247,000		299,000	410,000
Total		1,939,000		2,561,000	3,807,000
Name of director [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		442,000		514,000	548,000
Basic salaries		0		327,000	499,000
Performance salaries		0		396,000	1,157,000
Pension		0		122,000	254,000
Total		442,000		1,359,000	2,458,000
Mr. Cao Peixi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Guo Junming [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[1]	0	0
Basic salaries		0	[1]	0	0
Performance salaries		0	[1]	0	0
Pension		0	[1]	0	0
Total		0	[1]	0	0
Mr. Liu Guoyue [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	143,000
Performance salaries		0		0	663,000
Pension		0		0	123,000
Total		0		0	929,000
Mr. Fan Xiaxia [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[2]	0	0
Basic salaries		0	[2]	327,000	356,000
Performance salaries		0	[2]	396,000	494,000
Pension		0	[2]	122,000	131,000
Total		0	[2]	845,000	981,000
Mr. Li Shiqi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0	[3]	0	0
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		0	[3]	0	0
Mr. Huang Jian [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Wang Yongxiang [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	0
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	0
Mr. Mi Dabin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		24,000		48,000	65,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		24,000		48,000	65,000
Mr. Guo Hongbo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	12,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	12,000
Mr. Zhu Yousheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		24,000	[3]	48,000	24,000
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		24,000	[3]	48,000	24,000
Mr. Xu Zujian [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					24,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					24,000
Ms. Li Song [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		24,000	[3]	48,000	65,000
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		24,000	[3]	48,000	65,000
Mr. Cheng Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	0
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	0
Mr. Lin Chong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	0
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	0
Mr. Li Zhensheng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		37,000	[3]	74,000	74,000
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		37,000	[3]	74,000	74,000
Mr. Qi Yudong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					6,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					6,000
Mr. Zhang Shouwen [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				37,000	74,000
Basic salaries				0	0
Performance salaries				0	0
Pension				0	0
Total				37,000	74,000
Mr. Yue Heng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		74,000	100,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		74,000		74,000	100,000
Ms. Zhang Lizi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees					30,000
Basic salaries					0
Performance salaries					0
Pension					0
Total					30,000
Mr. Geng Jianxin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		37,000	[3]	74,000	37,000
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		37,000	[3]	74,000	37,000
Mr. Xia Qing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		37,000	[3]	74,000	37,000
Basic salaries		0	[3]	0	0
Performance salaries		0	[3]	0	0
Pension		0	[3]	0	0
Total		37,000	[3]	74,000	37,000
Mr. Xu Mengzhou [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		74,000		37,000
Basic salaries		0		0
Performance salaries		0		0
Pension		0		0
Total		74,000		37,000
Mr. Liu Jizhen [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	37,000
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	37,000
Mr. Xu Haifeng [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	37,000
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	37,000
Mr. Zhang Xianzhi [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	[4]	37,000
Basic salaries	[4]	0
Performance salaries	[4]	0
Pension	[4]	0
Total	[4]	37,000
Name of supervisor [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		48,000		96,000	114,000
Basic salaries		272,000		302,000	431,000
Performance salaries		930,000		627,000	648,000
Pension		247,000		177,000	156,000
Total		1,497,000		1,202,000	1,349,000
Mr. Ye Xiangdong [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Mu Xuan [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		24,000		48,000	65,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		24,000		48,000	65,000
Ms. Zhang Mengjiao [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0	0
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		0		0	0
Mr. Gu Jianguo [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		24,000		48,000	49,000
Basic salaries		0		0	0
Performance salaries		0		0	0
Pension		0		0	0
Total		24,000		48,000	49,000
Mr. Wang Zhaobin [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				51,000	298,000
Performance salaries				0	385,000
Pension				0	103,000
Total				51,000	786,000
Ms. Zhang Ling [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees				0	0
Basic salaries				69,000	133,000
Performance salaries				0	263,000
Pension				0	53,000
Total				69,000	¥ 449,000
Ms. Zhang Xiaojun [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0
Basic salaries		137,000		92,000
Performance salaries		466,000		314,000
Pension		124,000		89,000
Total		727,000		495,000
Mr. Zhu Daqing [member]
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		0		0
Basic salaries		135,000		90,000
Performance salaries		464,000		313,000
Pension		123,000		88,000
Total		¥ 722,000		¥ 491,000

[1]	Resigned on 9 October 2017.
[2]	Resigned on 28 February 2018
[3]	Resigned on 13 June 2017.
[4]	Appointed on 13 June 2017.